Stock Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
NOTE 17: STOCK-BASED COMPENSATION
On March 1, 2013, the Compensation Committee of the Board adopted the 2013 Equity Incentive Plan (the “Equity Incentive Plan”) for the purpose of granting stock awards to directors, officers and employees of the Company and its subsidiaries. Stock awarded pursuant to the Equity Incentive Plan is limited to five percent of the outstanding Common Stock on a fully diluted basis as of the Effective Date. There are 5,263,000 shares of Common Stock authorized for issuance under the Equity Incentive Plan. As of December 31, 2015, the Company had 2,408,731 shares of Common Stock available for grant.
The Equity Incentive Plan provides for the granting of non-qualified stock options (“NSOs”), restricted stock units (“RSUs”), performance share units (“PSUs”) and restricted and unrestricted stock awards (collectively “Equity Awards”). Pursuant to ASC Topic 718, “Compensation-Stock Compensation,” the Company measures stock-based compensation costs on the grant date based on the estimated fair value of the award and recognizes compensation costs on a straight-line basis over the requisite service period for the entire award. The Company’s Equity Incentive Plan allows employees to surrender to the Company shares of vested common stock upon vesting of their stock awards or at the time they exercise their NSOs in lieu of their payment of the required withholdings for employee taxes. The Company does not withhold taxes on Equity Awards in excess of minimum required statutory requirements.
Holders of RSUs and PSUs also receive DEUs until the RSUs or PSUs vest. The number of DEUs granted for each RSU or PSU is calculated based on the value of the dividends per share paid on the Company’s Common Stock and the closing price of the Company’s Common Stock on the dividend payment date. The DEUs vest with the underlying RSU or PSU.
NSO and RSU awards generally vest 25% on each anniversary of the date of the grant. Under the Equity Incentive Plan, the exercise price of an NSO award cannot be less than the market price of the Common Stock at the time the NSO award is granted and has a maximum contractual term of 10 years. PSU awards cliff vest at the end of the two-year and three-year performance periods, depending on the period specified in each respective PSU agreement. The number of PSUs that ultimately vest depends on the Company’s performance relative to specified financial targets for fiscal years 2015, 2016 and 2017. Additionally, RSUs and PSUs are entitled to DEUs. See Note 16 for further information. Restricted and unrestricted stock awards have been issued to certain members of the Board as compensation for retainer fees and long-term awards. Restricted stock awards issued during the second quarter of 2013 vested in 33% increments on December 31, 2013, December 31, 2014 and December 31, 2015. The Company intends to facilitate settlement of all vested awards in Common Stock, with the exception of certain RSUs granted to non-US based employees, which the Company expects to settle in cash.
The Company estimates the fair value of NSO awards using the Black-Scholes option-pricing model, which incorporates various assumptions including the expected term of the awards, volatility of the stock price, risk-free rates of return and dividend yield. The risk-free rate was based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatility was based on the actual historical volatility of a select peer group of entities operating in similar industry sectors as the Company. The expected dividend yield was based on the Company’s expectation of future dividend payments at the time of grant. Expected life was calculated using the simplified method as described under Staff Accounting Bulletin Topic 14, “Share-Based Payment,” as the Equity Incentive Plan was not in existence for a sufficient period of time for the use of the Company-specific historical experience in the calculation.
In connection with the Publishing Spin-off, and pursuant to the terms of the Equity Incentive Plan, the number of Tribune Media Company employees’ outstanding equity awards, and the exercise price of the NSOs, were adjusted to preserve the fair value of the awards immediately before and after the Publishing Spin-off. The conversion ratio (the “Spin-off Ratio”) used to adjust the awards was based on the ratio of (a) the sum of the pre-spin Tribune Media Company closing stock price and the Tribune Publishing closing stock price (adjusted for the 4-for-1 distribution ratio) on the day prior to the Publishing Spin-off to (b) the post-spin Tribune Media Company closing stock price on the day of the Publishing Spin-off. As the above adjustments were made pursuant to existing anti-dilution provisions of the Equity Incentive Plan, which provisions also address other changes in capital structure such as dividends (other than regular dividends), stock splits, mergers or other changes in control events, the Company did not record any incremental compensation expense related to the conversion of the Equity Awards. The Equity Awards continue to vest over the original vesting period, as described above. All nonvested Equity Awards of the Company’s employees that became employees of Tribune Publishing were cancelled as Tribune Publishing replaced the Equity Awards for its employees with new equity awards in its stock. The combined impact of this award activity is collectively referred to as the “Spin-off Adjustments.” The Spin-off Adjustments resulted in the net decrease of approximately 90,525 outstanding Equity Awards, which are separately included in the line item “Adjustments due to Publishing Spin-off” in the tables below.
The awards held as of August 4, 2014 by Tribune Media Company employees were modified as follows:

•
Non-Qualified Stock Options - The number of NSOs outstanding as of the date of the Publishing Spin-off was increased via the calculated Ratio and the strike price of NSOs was decreased via the Spin-off Ratio in order to preserve the intrinsic value of NSOs.

•	Restricted Stock Units - The number of outstanding RSUs as of the date of the Publishing Spin-off was increased utilizing the calculated Spin-off Ratio in order to preserve the fair value of RSUs.

•	Performance Share Units - The number of outstanding PSUs as of the date of the Publishing Spin-off was increased utilizing the calculated Spin-off Ratio in order to preserve the fair value of PSUs.
In connection with the Special Cash Dividend (see Note 16), and pursuant to the terms of the Equity Incentive Plan, the number of the Company’s employees’ outstanding equity awards, and the exercise price of the NSOs, were adjusted to preserve the fair value of the awards immediately before and after the Special Cash Dividend. The Company’s Class A Common Stock began trading ex-dividend on March 23, 2015 (the “Ex-dividend Date”). The conversion ratio (the “Ratio”) used to adjust the awards was based on the ratio of (a) unaffected closing price of Class A Common Stock on the day before the Ex-dividend Date to (b) the opening price of Class A Common Stock on the Ex-dividend Date. As the above adjustments were made pursuant to existing anti-dilution provisions of the Equity Incentive Plan, the Company did not record any incremental compensation expense related to the conversion of the Equity Awards. The Equity Awards continue to vest over the original vesting period, as described above. The combined impact of this award activity is collectively referred to as the “Adjustments.” The Adjustments increased outstanding Equity Awards by 251,537 shares, which are separately included in the line item “Adjustments due to the Special Cash Dividend” in the tables below.
The awards held as of the Ex-dividend Date by Company employees were modified as follows:

•
Non-Qualified Stock Options - The number of NSOs outstanding as of the Ex-dividend Date was increased via the calculated Ratio and the strike price of NSOs was decreased via the Ratio in order to preserve the fair value of NSOs;

•	Restricted Stock Units - The number of outstanding RSUs as of the Ex-dividend Date was increased utilizing the calculated Ratio in order to preserve the fair value of RSUs; and

•	Performance Share Units - The number of outstanding PSUs as of the Ex-dividend Date was increased utilizing the calculated Ratio in order to preserve the fair value of PSUs.
The following table provides the weighted-average assumptions used to determine the fair value of NSO awards granted during 2015 and 2014:

	2015	2014
Risk-free interest rate	1.71%	1.95%
Expected dividend yield (1)	0.17%	0.00%
Expected stock price volatility	44.47%	54.05%
Expected life (in years)	6.25	6.24

(1) Prior to the Board’s approval of quarterly dividends in the second quarter of 2015, the Company utilized a 0% expected dividend yield assumption in its Black-Scholes calculations.
The Company determines the fair value of PSU, RSU and unrestricted and restricted stock awards by reference to the quoted market price of the Class A Common Stock on the date of the grant.
Stock-based compensation expense for the year ended December 31, 2015 totaled $32 million. Stock-based compensation expense for the years ended December 28, 2014 and December 29, 2013, including the expense attributable to Tribune Publishing prior to the Publishing Spin-off, totaled $28 million and $7 million, respectively.
A summary of activity, weighted average exercise prices and weighted average fair values related to the NSOs is as follows (shares in thousands). For NSOs granted prior to the Publishing Spin-off, the weighted-average exercise prices and fair values in the table below reflect the historical values without giving effect to the Publishing Spin-off, unless otherwise specified. As noted above, on August 4, 2014, an adjustment was made to convert the exercises prices for options outstanding as of the date of the Publishing Spin-off. For NSOs granted prior to the Ex-dividend Date, the weighted-average exercise prices reflect the historical values without giving effect to the Special Cash Dividend. As noted above, as of the Ex-dividend Date, an adjustment was made to convert the number of outstanding options and the exercise prices to preserve the fair value of the awards.

	Shares	Weighted Avg. Exercise Price	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2012	—	$—	$—	—	$—
Granted	375	57.27	27.97
Forfeited	(23)	56.60	27.53
Outstanding, December 29, 2013	352	$57.32	$28.00	9.4	$7,134
Granted	770	79.59	42.24
Exercised	(25)	56.93	27.79
Cancelled	(4)	56.73	27.82
Forfeited	(84)	66.60	34.21
Adjustments due to the Publishing Spin-off (1)	(34)	*	*
Outstanding, December 28, 2014 (2)	975	$70.90	$37.15	9.0	$1,164

	Shares	Weighted Avg. Exercise Price	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)	Aggregate Intrinsic Value (In thousands)
Outstanding, December 28, 2014 (2)	975	$70.90	$37.15	9.0	$1,164
Granted	449	57.91	25.81
Exercised	(3)	49.40	23.86
Cancelled	(31)	64.01	33.63
Forfeited	(160)	60.20	29.88
Adjustment due to the Special Cash Dividend	145	*	*
Outstanding, December 31, 2015 (2)	1,375	$60.62	$30.47	8.3	$—
Vested and exercisable, December 31, 2015 (2)	287	$61.68	$32.02	7.6	$—

*	Not meaningful

(1)
As of the date of the Publishing Spin-off, 90,086 of NSOs attributable to employees of Tribune Publishing were cancelled, offset by an increase of 56,071 NSOs to preserve the intrinsic value of outstanding NSOs attributable to Tribune Media Company employees, while also preserving the fair value of the awards immediately before and after the Publishing Spin-off.

(2)
The weighted average exercise price and weighted-average fair value of options outstanding as of December 28, 2014 and December 31, 2015 reflect the adjustments to the awards as a result of the Publishing Spin-off and the Special Cash Dividend, respectively.

For RSUs granted prior to the Ex-dividend Date, the weighted-average fair values reflect the historical values without giving effect to the Special Cash Dividend. As noted above, as of the Ex-dividend Date, an adjustment was made to increase the number of outstanding RSUs to preserve the fair value of the awards. A summary of activity and weighted average fair values related to the RSUs is as follows (shares in thousands):

	Shares	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding, December 31, 2012	—	$—
Granted	422	57.64
Forfeited	(20)	56.60
Outstanding, December 29, 2013	402	$57.69	3.1
Granted	521	78.58
Vested	(149)	63.70
Forfeited	(86)	68.10
Adjustments due to the Publishing Spin-off (1)	(55)	*
Outstanding and nonvested, December 28, 2014	633	$68.76	2.7

	Shares	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding and nonvested, December 28, 2014	633	$68.76	2.7
Granted	457	57.18
Dividend equivalent units granted	16	41.71
Vested	(203)	66.65
Forfeited	(151)	58.80
Dividend equivalent units forfeited	(1)	44.26
Adjustment due to the Special Cash Dividend	89	*
Outstanding and nonvested, December 31, 2015 (2)(3)	840	$58.39	2.3

* Not meaningful

(1)
As of the date of the Publishing Spin-off, 94,365 of RSUs attributable to employees of Tribune Publishing were cancelled, offset by an increase of 38,846 RSUs to preserve the fair value of outstanding RSUs attributable to Tribune Media Company employees.

(2) Includes 7,906 RSUs which were granted to foreign employees and which the Company expects to settle in cash. These RSUs generally vest over a four year period. The fair value of these RSUs at December 31, 2015 was not material.
(3) The weighted average fair value of outstanding RSUs as of December 31, 2015 reflects the adjustment for the Special Cash Dividend.

A summary of activity and weighted average fair values related to the restricted and unrestricted stock awards is as follows (shares in thousands):

	Shares	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding, December 31, 2012	—	$—
Granted	38	57.50
Vested	(4)	56.90
Outstanding, December 29, 2013	34	$57.58	2.0
Granted	6	77.40
Vested	(23)	63.74
Outstanding and nonvested, December 28, 2014	17	$56.80	1.0
Granted	12	60.07
Vested	(27)	58.24
Forfeited	(2)	56.80
Outstanding and nonvested, December 31, 2015	—	$—	0.0

A summary of activity and weighted average fair values related to the PSUs is as follows (shares in thousands). For PSUs granted prior to the Ex-dividend Date, the weighted-average fair values reflect the historical values without giving effect to the Special Cash Dividend. As noted above, as of the Ex-dividend Date, an adjustment was made to increase the number of outstanding PSUs to preserve the fair value of the awards.

	Shares	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding December 29, 2013	—	$—	—
Granted	55	79.16
Forfeited	(11)	75.92
Adjustment due to the Publishing Spin-off (1)	(1)	*
Outstanding and nonvested, December 28, 2014	43	$74.35	1.3
Granted (2)	66	68.10
Dividend equivalent units granted	3	41.86
Forfeited	(17)	64.89
Adjustment due to Special Cash Dividend (2)	12	*
Outstanding and nonvested, December 31, 2015 (2)(3)	107	$65.50	0.6

* Not meaningful

(1)
As of the date of the Publishing Spin-off, 7,936 of PSUs attributable to employees of Tribune Publishing were cancelled, offset by an increase of 6,945 PSUs to preserve the fair value of outstanding PSUs attributable to Tribune Media Company employees.

(2) Represents shares of PSUs for which performance targets have been established and which are deemed granted under U.S. GAAP. An additional adjustment of 5,907 PSUs which have not yet been deemed granted under U.S. GAAP is not reflected in the table above.
(3) The weighted average fair value of outstanding PSUs as of December 31, 2015 reflects the adjustment for the Special Cash Dividend.
As of December 31, 2015, the Company had not yet recognized compensation cost on nonvested awards as follows (in thousands):

	Unrecognized Compensation Cost	Weighted Average Remaining Recognition Period (in years)
Nonvested awards	$58,686	2.3